Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Gem [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Nonrelated Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Nonrelated Party [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Common Stock [Member]	Common Stock [Member] 1800 Diagonal Lending LLC [Member]	Common Stock [Member] 3i, LP [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stock [Member] Gem [Member]	Common Stock [Member] Nonrelated Party [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] Reverse Stock Split [Member]	Common Stock [Member] Reverse Stock Split [Member] Yorkville [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 1800 Diagonal Lending LLC [Member]	Additional Paid-in Capital [Member] 3i, LP [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	Additional Paid-in Capital [Member] Gem [Member]	Additional Paid-in Capital [Member] Nonrelated Party [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member] Yorkville [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] 1800 Diagonal Lending LLC [Member]	AOCI Attributable to Parent [Member] 3i, LP [Member]	Retained Earnings [Member]	Retained Earnings [Member] 1800 Diagonal Lending LLC [Member]	Retained Earnings [Member] 3i, LP [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]	Retained Earnings [Member] Gem [Member]	Retained Earnings [Member] Nonrelated Party [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Reverse Stock Split [Member] Yorkville [Member]	Total	1800 Diagonal Lending LLC [Member]	3i, LP [Member]	Related Party [Member]	Yorkville [Member]	Gem [Member]	Nonrelated Party [Member]	Reverse Stock Split [Member]	Reverse Stock Split [Member] Yorkville [Member]
Balance at Dec. 31, 2022																					$ 24										$ 8,245,980												$ (32,360,062)									$ (24,114,058)
Balance, shares at Dec. 31, 2022																					239,382
Shares issued to Hudson for consulting fee
Exercise of RSUs to Board of Director members																															30,761																					$ 30,761
Exercise of RSUs to Board of Director members, shares																					35																															36
Stock-based compensation																															1,245,796																					$ 1,245,796
Net loss																																											(14,406,262)									(14,406,262)
Conversion of convertible notes - related party																																		$ 7,271,368			$ 3,346,232																		$ 7,271,368			$ 3,346,232
Conversion of convertible notes - related party, shares																								2,293			1,060
Shares issued to Yorkville for aggregate commitment fee																																			$ 3,288,000																					$ 3,288,000
Shares issued to Yorkville for aggregate commitment fee, shares																								600
Premium issued as part of CP BF debt modification
Shares issued to J.V.B for payment of outstanding debt
Reverse recapitalization (Note 4)																					$ 2										(17,858,561)																					(17,858,559)
Reverse recapitalization (Note 4), shares																					11,744
Conversion of simple agreement for future equity - related party																																		6,049,766			$ 456,234																		6,049,766			456,234
Conversion of simple agreement for future equity-related party, shares																								1,104			83
Modification of convertible notes payable - related party																																		$ 9,909																		9,909			$ 9,909
Shares issued under share transfer agreement - related party																																		2,498,965																					2,498,965
Issuance of Cantor fee shares
Issuance of Cantor fee shares, shares																					2,228
Excise tax																															305,719																					305,719
Derecognition of Cantor fee
Shares issued to Perkins Coie LLP for payment of outstanding debt
Balance at Dec. 31, 2023																					$ 26								$ 26		14,890,169							$ 14,890,169					(46,766,324)							$ (46,766,324)		(31,876,129)							$ (31,876,129)
Balance, shares at Dec. 31, 2023																					258,530								258,529
Stock-based compensation																															42,827																					42,827
Net loss																																											(4,290,132)									(4,290,132)
Shares issued to GEM																																				$ 100,000																					$ 100,000
Shares issued to GEM, shares																										279
Conversion of convertible notes - related party																																		$ 2,540,091	1,667,000																				$ 2,540,091	1,667,000
Conversion of convertible notes - related party, shares																								1,781	4,468
Shares issued to Yorkville for aggregate commitment fee																																			500,000																					500,000
Shares issued to Yorkville for aggregate commitment fee, shares																									1,420
Shares issued to Roth for advisory fee																															278,833																					278,833
Shares issued to Roth for advisory fee, shares																					350
Shares issued for marketing expense																															194,935																					194,935
Shares issued for marketing expense, shares																					307
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																					(200)
Balance at Mar. 31, 2024																					$ 26										20,213,855												(51,056,456)									(30,842,575)
Balance, shares at Mar. 31, 2024																					266,935
Balance at Dec. 31, 2023																					$ 26								$ 26		14,890,169							14,890,169					(46,766,324)							(46,766,324)		(31,876,129)							(31,876,129)
Balance, shares at Dec. 31, 2023																					258,530								258,529
Shares issued to Hudson for consulting fee
Net loss																																																				(23,659,387)
Shares issued to Yorkville for aggregate commitment fee																																																				500,000
Shares issued to J.V.B for payment of outstanding debt
Balance at Sep. 30, 2024																					$ 40										47,579,705												(70,425,711)									(22,845,966)
Balance, shares at Sep. 30, 2024																					430,344
Balance at Dec. 31, 2023																					$ 26								$ 26		14,890,169							14,890,169					(46,766,324)							(46,766,324)		(31,876,129)							(31,876,129)
Balance, shares at Dec. 31, 2023																					258,530								258,529
Issuance of shares to Yorkville under the SEPA agreement																													$ 6									880,937																					880,943
Issuance of shares to Yorkville under the SEPA agreement, shares																					55,000
Shares issued to Hudson for consulting fee																																						166,501														$ 166,501							166,501
Shares issued to Hudson for consulting fee, shares																					4,500
Exercise of RSUs to Board of Director members																													1									(1)
Exercise of RSUs to Board of Director members, shares																					7,939
Stock-based compensation																																						1,165,680																					1,165,680
Net loss																																																		(31,513,389)		$ (31,513,389)							(31,513,389)
Shares issued to GEM																													2									784,941																					784,943
Shares issued to GEM, shares																					19,000
Conversion of convertible notes - related party																																						2,540,091																					2,540,091
Conversion of convertible notes - related party, shares																					1,781
Shares issued to Roth for advisory fee																																						578,833																					578,833
Shares issued to Roth for advisory fee, shares																					3,879
Shares issued for marketing expense																																						334,772																					334,772
Shares issued for marketing expense, shares																					947
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																					(200)
Issuance of common stock and warrants, net of issuance costs																													1									6,257,367																					6,257,368
Issuance of common stock and warrants, net of issuance costs, shares																					10,456
Shares issued for exercise of Pre-Funded warrants																													2									864																					866
Shares issued for exercise of Pre-Funded warrants, shares																					17,322
Shares issued to Yorkville for convertible notes																													5									4,129,995																					4,130,000
Shares issued to Yorkville for convertible notes, shares																					45,416
Shares issued to Yorkville for redemption premium																																							$ 115,800																					$ 115,800
Shares issued to Yorkville for redemption premium, shares																					1,200
Effect of reverse stock split																													2									(2)
Effect of reverse stock split, shares																					18,959
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement																													3									1,287,000																					1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares																					33,085
Premium issued as part of CP BF debt modification																																						4,079,225														4,079,225							4,079,225
Issuance of warrants to CP BF, net of issuance costs																																						2,763,161																					2,763,161
Shares issued to MZHCI for investor relations services																																						94,800																					94,800
Shares issued to MZHCI for investor relations services, shares																					2,400
Shares issued to J.V.B for payment of outstanding debt																																						115,000														115,000							115,000
Shares issued to J.V.B for payment of outstanding debt, shares																					2,908
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes																													3									8,866,617																					8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares																					28,242
Conversion of simple agreement for future equity - related party
Modification of convertible notes payable - related party
Shares issued under share transfer agreement - related party
Shares issued to Yorkville for commitment fee																																						500,000																					500,000
Shares issued to Yorkville for commitment fee, shares																					1,420
Incremental fair value of Series A and Series B warrant modification																																						418,360																					418,360
Deemed dividend - Series A and Series B warrant modification																																						(418,360)																					(418,360)
Derecognition of Cantor fee																																						4,000,000														4,000,000							4,000,000
Class A Shares issued for OpenReel acquisition																													9									1,526,106																					1,526,115
Class A Shares issued for OpenReel acquisition, shares																					93,056
Pre-Funded Warrants issued for OpenReel acquisition																																						19,300,805																					19,300,805
Series FE Preferred Stock issued for OpenReel acquisition
Series FE Preferred Stock issued for OpenReel acquisition, shares							1
Conversion of convertible notes - CP BF																													1									216,283																					216,284
Conversion of convertible notes - CP BF, shares																					5,560
Shares issued to Perkins Coie LLP for payment of outstanding debt																													6									919,694														919,700							919,700
Shares issued to Perkins Coie LLP for payment of outstanding debt, shares																					60,000
Shares issued for exercise of pre-funded warrants - HCW PIPE																													12									1,164																					1,176
Shares issued for exercise of pre-funded warrants - HCW PIPE, shares																					117,647
Shares issued for exercise of pre-funded warrants - CP BF																													3									27																					30
Shares issued for exercise of Pre-Funded warrants, shares																					30,470
Balance at Dec. 31, 2024																					$ 80								$ 82		75,515,831							75,515,829					(78,279,713)							(78,279,713)		(2,763,802)							(2,763,802)
Balance, shares at Dec. 31, 2024													1								819,516								819,516
Balance at Mar. 31, 2024																					$ 26										20,213,855												(51,056,456)									(30,842,575)
Balance, shares at Mar. 31, 2024																					266,935
Stock-based compensation																															202,662																					202,662
Net loss																																											(3,955,328)									(3,955,328)
Shares issued to GEM																															300,000																					300,000
Shares issued to GEM, shares																					1,811
Shares issued for marketing expense																															139,837																					139,837
Shares issued for marketing expense, shares																					640
Issuance of common stock and warrants, net of issuance costs																					$ 1										1,854,817																					1,854,818
Issuance of common stock and warrants, net of issuance costs, shares																					10,456
Shares issued for exercise of Pre-Funded warrants																					$ 2										864																					866
Shares issued for exercise of Pre-Funded warrants, shares																					17,322
Shares issued to Yorkville for convertible notes																															335,000																					335,000
Shares issued to Yorkville for convertible notes, shares																					2,018
Shares issued to Yorkville for redemption premium																															115,800																					115,800
Shares issued to Yorkville for redemption premium, shares																					1,200
Balance at Jun. 30, 2024																					$ 30										23,162,565												(55,011,784)									(31,849,189)
Balance, shares at Jun. 30, 2024																					300,382
Stock-based compensation																															250,848																					250,848
Net loss																																											(15,413,927)									(15,413,927)
Shares issued to GEM																									$ 4										$ 2,127,996	$ 129,943																				$ 2,128,000	$ 129,943
Shares issued to GEM, shares																									38,931	1,910
Shares issued for marketing expense																															300,000																					300,000
Shares issued for marketing expense, shares																					3,529
Effect of reverse stock split
Effect of reverse stock split, shares																					18,959
Issuance of warrants, net of issuance costs																															4,402,550																					4,402,550
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement																					$ 3										1,287,000																					1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares																					33,085
Premium issued as part of CP BF debt modification																															4,079,225																					4,079,225
Issuance of warrants to CP BF, net of issuance costs																															2,763,161																					2,763,161
Shares issued to MZHCI for investor relations services																															94,800																					94,800
Shares issued to MZHCI for investor relations services, shares																					2,400
Shares issued to J.V.B for payment of outstanding debt																															115,000																					115,000
Shares issued to J.V.B for payment of outstanding debt, shares																					2,908
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes																					$ 3										8,866,617																					8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares																					28,242
Balance at Sep. 30, 2024																					$ 40										47,579,705												(70,425,711)									(22,845,966)
Balance, shares at Sep. 30, 2024																					430,344
Balance at Dec. 31, 2024																					$ 80								$ 82		75,515,831							75,515,829					(78,279,713)							(78,279,713)		(2,763,802)							(2,763,802)
Balance, shares at Dec. 31, 2024													1								819,516								819,516
Issuance of shares to Yorkville under the SEPA agreement																					$ 51										7,071,555																					7,071,606
Issuance of shares to Yorkville under the SEPA agreement, shares																					507,564
Shares issued to Hudson for consulting fee																					$ 2										232,498																					232,500
Shares issued to Hudson for consulting fee, shares																					15,000
Shares issued for payment to Verista																															49,800																					49,800
Shares issued for payment to Verista, shares																					3,000
Exercise of RSUs to Board of Director members																					$ 3										(3)
Exercise of RSUs to Board of Director members, shares																					33,777
Shares issued for Vidello acquisition																					$ 9										1,661,668																					1,661,677
Shares issued for Vidello acquisition, shares																					89,820
Stock-based compensation																															336,568																					336,568
Net loss																																											(3,643,479)									(3,643,479)
Balance at Mar. 31, 2025																					$ 145										84,867,917												(81,923,192)									2,944,870
Balance, shares at Mar. 31, 2025																					1,468,677
Balance at Dec. 31, 2024																					$ 80								$ 82		75,515,831							$ 75,515,829					(78,279,713)							$ (78,279,713)		(2,763,802)							$ (2,763,802)
Balance, shares at Dec. 31, 2024													1								819,516								819,516
Shares issued to Hudson for consulting fee																																																				974,261
Net loss																																																				(17,460,094)
Shares issued to Yorkville for aggregate commitment fee
Shares issued to J.V.B for payment of outstanding debt																																																				396,110
Balance at Sep. 30, 2025																					$ 517										101,260,898									(81,371)			(95,739,807)									5,440,237
Balance, shares at Sep. 30, 2025																					5,205,098
Balance at Mar. 31, 2025																					$ 145										84,867,917												(81,923,192)									2,944,870
Balance, shares at Mar. 31, 2025																					1,468,677
Issuance of shares to Yorkville under the SEPA agreement																					$ 76										6,521,071																					6,521,147
Issuance of shares to Yorkville under the SEPA agreement, shares																					757,117
Shares issued to Hudson for consulting fee																					$ 4										399,996																					400,000
Shares issued to Hudson for consulting fee, shares																					40,000
Exercise of RSUs to Board of Director members																					$ 4										(4)
Exercise of RSUs to Board of Director members, shares																					43,674
Stock-based compensation																															756,122																					756,122
Net loss																																											(7,929,024)									(7,929,024)
Exercise of warrants																					$ 10										(10)
Exercise of warrants , shares																					104,882
Shares issued to GEM																					$ 6										329,990																					329,996
Shares issued to GEM, shares																												64,237
Balance at Jun. 30, 2025																					$ 245										92,875,082												(89,852,216)									3,023,111
Balance, shares at Jun. 30, 2025																					2,478,587
Issuance of shares to Yorkville under the SEPA agreement																					$ 118										4,099,231																					4,099,349
Issuance of shares to Yorkville under the SEPA agreement, shares																					1,180,320
Shares issued to Hudson for consulting fee																					$ 8										341,753																					341,761
Shares issued to Hudson for consulting fee, shares																					75,600
Exercise of RSUs to Board of Director members																					$ 5										(5)
Exercise of RSUs to Board of Director members, shares																					47,976
Stock-based compensation																															664,409																					664,409
Net loss																																											(5,887,591)									(5,887,591)
Conversion of convertible notes - related party																						$ 6	$ 81									$ 156,597	$ 1,649,065																				$ 156,603	$ 1,649,146
Conversion of convertible notes - related party, shares																						59,800	813,043
Shares issued for payment to Houlihan																					$ 1										30,809																					30,810
Shares issued for payment to Houlihan, shares																					13,000
Shares issued to Perkins Coie																					$ 13										365,287																					365,300
Shares issued to Perkins Coie, shares																					130,000
Shares issued under ATM																					$ 40										1,078,670																					1,078,710
Shares issued under ATM, shares																					406,772
Currency translation adjustment																																								(81,371)												(81,371)
Balance at Sep. 30, 2025																					$ 517										$ 101,260,898									$ (81,371)			$ (95,739,807)									$ 5,440,237
Balance, shares at Sep. 30, 2025																					5,205,098